Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Australia-10.24%
ANZ Group Holdings Ltd.	2,208	$32,751
Aurizon Holdings Ltd.	19,252	44,354
BHP Group Ltd.	260,798	7,091,945
Brambles Ltd.	81,014	720,364
Cochlear Ltd.	1,885	296,931
Coles Group Ltd.	13,801	160,585
Commonwealth Bank of Australia	2,280	142,799
Computershare Ltd.	10,245	148,248
CSL Ltd.	9,441	1,871,965
Dexus	7,100	37,723
Fortescue Metals Group Ltd.	2,688	33,434
Glencore PLC(a)	76,252	388,848
Goodman Group	17,754	225,539
Macquarie Group Ltd.	866	95,688
Medibank Pvt. Ltd.	165,283	381,858
National Australia Bank Ltd.	3,612	60,705
QBE Insurance Group Ltd.	14,081	133,225
Qube Holdings Ltd.	22,844	43,907
Rio Tinto Ltd.	10,700	740,922
Rio Tinto PLC	24,202	1,434,408
Sonic Healthcare Ltd.	7,221	164,445
South32 Ltd.	27,628	69,372
Steadfast Group Ltd.	70,994	272,447
Stockland	15,061	41,521
Suncorp Group Ltd.	4,891	42,097
Tabcorp Holdings Ltd.	106,760	78,762
Telstra Group Ltd.	63,283	178,558
Treasury Wine Estates Ltd.	3,891	29,260
Vicinity Ltd.	119,181	143,072
Wesfarmers Ltd.	19,964	615,882
Westpac Banking Corp.	4,058	54,308
Woodside Energy Group Ltd.	10,562	234,447
Woolworths Group Ltd.	47,981	1,165,651
		17,176,021
Austria-0.06%
ANDRITZ AG	1,004	53,679
Mondi PLC	3,381	52,170
		105,849
Belgium-0.08%
Elia Group S.A./N.V.	331	39,911
Lotus Bakeries N.V.	16	99,446
		139,357
Brazil-0.30%
Yara International ASA	13,499	501,778
Canada-3.58%
Alimentation Couche-Tard, Inc.	21,194	1,024,852
Brookfield Asset Management Ltd., Class A	4,740	144,714
Canadian National Railway Co.	4,980	560,758
Canadian Pacific Kansas City Ltd.	4,669	355,301
CGI, Inc., Class A(a)	3,829	396,055
Constellation Software, Inc.	154	313,598
Dollarama, Inc.	2,583	156,922
Fairfax Financial Holdings Ltd.	630	451,600
Fortis, Inc.	1,186	49,820
George Weston Ltd.	782	91,863
Hydro One Ltd.(b)	4,000	113,853
Intact Financial Corp.	2,041	300,392
Loblaw Cos. Ltd.	1,847	161,274
Metro, Inc.	3,259	171,210
	Shares	Value
Canada-(continued)
Royal Bank of Canada	853	$76,201
Saputo, Inc.	2,013	52,010
Thomson Reuters Corp.	12,479	1,584,731
		6,005,154
China-0.08%
Budweiser Brewing Co. APAC Ltd.(b)	17,000	42,737
Prosus N.V.(a)	1,300	85,332
		128,069
Denmark-6.08%
Carlsberg A/S, Class B	3,451	518,500
DSV A/S(c)	1,148	220,636
Genmab A/S(a)	912	355,781
Novo Nordisk A/S, Class B	56,983	9,105,598
		10,200,515
Finland-0.41%
Elisa OYJ	3,223	180,048
Kone OYJ, Class B	4,712	238,464
Neste OYJ	902	34,013
Orion OYJ, Class B	2,661	112,313
Sampo OYJ, Class A	1,766	80,995
UPM-Kymmene OYJ	1,337	40,010
		685,843
France-17.13%
Air Liquide S.A.	8,572	1,431,472
Airbus SE	808	105,557
Alstom S.A.(c)	1,622	44,510
Amundi S.A.(b)(c)	590	33,085
AXA S.A.(c)	1,121	31,568
Bureau Veritas S.A.	2,639	66,763
Cie de Saint-Gobain	846	46,719
Cie Generale des Etablissements Michelin S.C.A.	3,617	102,418
Danone S.A.	2,576	151,979
Dassault Aviation S.A.	702	118,397
Edenred	3,879	248,455
Eiffage S.A.	374	39,721
ENGIE S.A.	46,704	699,167
EssilorLuxottica S.A.(c)	3,099	556,500
Eurazeo SE	727	49,526
Getlink SE	2,175	36,822
Hermes International	3,179	6,445,453
Kering S.A.	144	76,506
Legrand S.A.	1,691	159,474
L’Oreal S.A.	9,306	3,958,531
LVMH Moet Hennessy Louis Vuitton SE	9,645	8,368,958
Orange S.A.(c)	19,436	231,492
Pernod Ricard S.A.	2,351	506,544
Publicis Groupe S.A.	4,390	324,430
Safran S.A.	274	39,564
Schneider Electric SE	9,073	1,560,598
Thales S.A.	707	98,211
TotalEnergies SE	35,757	2,023,439
Veolia Environnement S.A.	1,693	49,707
Vinci S.A.	8,962	1,015,823
Wendel SE	1,133	118,736
		28,740,125
Germany-6.45%
Allianz SE	204	43,492
BASF SE	8,357	395,711
Bayer AG	4,387	243,858
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG	5,359	$582,293
Bayerische Motoren Werke AG, Preference Shares	1,107	113,474
Beiersdorf AG	11,360	1,443,014
Covestro AG(a)(b)	1,082	41,596
Daimler Truck Holding AG(a)	1,711	51,622
Deutsche Post AG	4,983	223,385
Deutsche Telekom AG	98,095	2,169,494
E.ON SE	13,173	158,835
Fuchs Petrolub SE	3,170	99,696
Fuchs Petrolub SE, Preference Shares	4,076	144,268
GEA Group AG	2,624	109,912
Hannover Rueck SE	275	58,694
Heidelberg Materials AG	1,671	119,144
Henkel AG & Co. KGaA	2,530	181,038
Henkel AG & Co. KGaA, Preference Shares	4,948	393,203
Infineon Technologies AG	1,707	63,203
Mercedes-Benz Group AG	2,850	211,988
Merck KGaA	960	166,567
MTU Aero Engines AG	195	44,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	316	112,520
RWE AG	14,315	597,019
SAP SE	14,230	1,853,545
Scout24 SE(b)	1,537	98,316
Siemens AG	5,908	965,815
Telefonica Deutschland Holding AG	47,117	132,360
		10,818,925
Hong Kong-0.78%
AIA Group Ltd.	75,200	721,428
CK Asset Holdings Ltd.	13,500	72,775
Hong Kong Exchanges & Clearing Ltd.	2,500	91,527
Jardine Matheson Holdings Ltd.	982	47,146
MTR Corp. Ltd.	9,000	41,446
Power Assets Holdings Ltd.	13,500	72,689
Sun Hung Kai Properties Ltd.	21,000	267,454
		1,314,465
Ireland-0.27%
CRH PLC	7,362	347,277
Glanbia PLC	4,196	60,525
Smurfit Kappa Group PLC	1,044	36,929
		444,731
Israel-0.47%
Bezeq The Israeli Telecommunication Corp. Ltd.	41,010	51,277
Elbit Systems Ltd.	390	79,599
ICL Group Ltd.	11,117	60,482
Nice Ltd.(a)	2,635	529,547
Strauss Group Ltd.(a)	1,646	38,085
Tower Semiconductor Ltd.(a)	915	37,825
		796,815
Italy-1.74%
Coca-Cola HBC AG(a)	2,750	81,392
Enel S.p.A.	28,384	177,264
Eni S.p.A.	46,625	618,851
Ferrari N.V.	6,307	1,792,590
Moncler S.p.A.	1,157	78,104
Prysmian S.p.A.	2,868	106,006
Terna Rete Elettrica Nazionale S.p.A.	7,115	59,408
		2,913,615
	Shares	Value
Japan-10.85%
ABC-Mart, Inc.	2,316	$125,651
Ajinomoto Co., Inc.	3,902	151,399
Amada Co. Ltd.	9,994	95,351
Astellas Pharma, Inc.	13,292	210,014
Bandai Namco Holdings, Inc.	3,650	85,454
Bridgestone Corp.	14,875	604,518
Calbee, Inc.	2,442	47,454
Canon, Inc.	7,321	181,355
Capcom Co. Ltd.	2,316	90,177
Chubu Electric Power Co., Inc.	5,110	60,823
Dai Nippon Printing Co. Ltd.	6,368	181,175
Daiichi Sankyo Co. Ltd.	2,691	87,443
Daikin Industries Ltd.	982	186,679
Daito Trust Construction Co. Ltd.	696	66,006
Denso Corp.	856	52,758
Disco Corp.	730	106,327
ENEOS Holdings, Inc.	22,423	74,436
FANUC Corp.	10,369	356,085
Fast Retailing Co. Ltd.	604	141,278
Fujitsu Ltd.	478	60,625
Hamamatsu Photonics K.K.	4,257	216,636
Hankyu Hanshin Holdings, Inc.	1,334	42,345
Hitachi Ltd.	4,028	231,967
Honda Motor Co. Ltd.	5,843	167,492
Hoshizaki Corp.	1,108	39,811
Hoya Corp.	2,064	259,487
ITOCHU Corp.(c)	13,423	453,566
Japan Tobacco, Inc.	29,751	647,339
Kamigumi Co. Ltd.	5,828	129,520
Kansai Electric Power Co., Inc. (The)	5,050	57,687
Kao Corp.	4,257	148,598
KDDI Corp.	23,533	722,758
Keyence Corp.	2,691	1,305,871
Koei Tecmo Holdings Co. Ltd.	2,794	46,935
Komatsu Ltd.	5,488	129,310
Kurita Water Industries Ltd.	1,712	69,968
Kyocera Corp.	1,938	109,942
Kyushu Railway Co.	2,442	52,138
Marubeni Corp.	14,022	199,920
McDonald’s Holdings Co. Japan Ltd.	3,046	124,923
Mitsubishi Chemical Group Corp.	6,822	38,247
Mitsubishi Corp.	13,166	526,395
Mitsubishi Electric Corp.	45,960	598,370
Mitsubishi Heavy Industries Ltd.	2,316	97,901
Mitsubishi UFJ Financial Group, Inc.	10,478	69,933
Mitsui & Co. Ltd.	42,547	1,341,137
Mizuho Financial Group, Inc.	3,424	50,313
Nintendo Co. Ltd.	4,257	180,865
Nippon Steel Corp.	3,902	75,839
Nippon Telegraph & Telephone Corp.	18,528	524,484
Nissin Foods Holdings Co. Ltd.	5,110	434,870
Nitori Holdings Co. Ltd.	478	58,144
Nitto Denko Corp.	1,108	78,749
NOF Corp.	2,442	103,822
Obayashi Corp.	4,758	38,278
Obic Co. Ltd.	478	77,286
Ono Pharmaceutical Co. Ltd.	2,064	38,535
Oriental Land Co. Ltd.	1,838	68,763
Osaka Gas Co. Ltd.	3,457	54,658
Otsuka Holdings Co. Ltd.(c)	2,064	76,420
Pan Pacific International Holdings Corp.	6,822	116,162
Rinnai Corp.	2,190	46,413

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Rohto Pharmaceutical Co. Ltd.	3,172	$67,429
Sankyo Co. Ltd.	5,001	201,164
Sankyu, Inc.	2,316	78,242
Secom Co. Ltd.	1,208	78,991
Sega Sammy Holdings, Inc.	2,452	47,578
Seino Holdings Co. Ltd.	4,257	48,202
Sekisui Chemical Co. Ltd.	4,312	59,411
Sekisui House Ltd.	3,298	64,289
Seven & i Holdings Co. Ltd.	8,053	336,899
Shimadzu Corp.	1,208	37,351
Shimamura Co. Ltd.	818	73,770
Shin-Etsu Chemical Co. Ltd.	21,947	674,990
SMC Corp.	252	135,420
SoftBank Corp.	26,455	281,279
Sojitz Corp.	3,216	64,336
Sony Group Corp.	1,208	113,784
Square Enix Holdings Co. Ltd.	856	38,292
Stanley Electric Co. Ltd.	2,568	51,704
Subaru Corp.	3,902	67,000
Sumitomo Corp.	6,948	131,113
Sumitomo Electric Industries Ltd.	3,776	44,702
Sumitomo Mitsui Financial Group, Inc.	1,712	69,575
Sundrug Co. Ltd.	1,712	48,646
Suntory Beverage & Food Ltd.	1,838	67,487
Taisei Corp.	2,902	92,119
TIS, Inc.	3,046	85,244
Toho Co. Ltd.	1,334	52,419
Tokio Marine Holdings, Inc.	5,737	129,099
Tokyo Gas Co. Ltd.	8,849	188,045
Toray Industries, Inc.	12,805	67,565
Toyo Suisan Kaisha Ltd.	1,460	63,640
Toyota Motor Corp.	27,309	373,040
TS Tech Co. Ltd.	2,920	36,345
Unicharm Corp.	16,212	616,036
USS Co. Ltd.	6,587	106,974
Yakult Honsha Co. Ltd.	7,930	513,664
Yamato Kogyo Co. Ltd.	1,394	54,477
Zenkoku Hosho Co. Ltd.	1,712	61,084
Zensho Holdings Co. Ltd.	1,712	69,600
		18,207,810
Luxembourg-0.02%
RTL Group S.A.(c)	818	31,691
Netherlands-4.88%
ASML Holding N.V.	3,288	2,353,835
Heineken Holding N.V.(c)	3,070	260,362
Heineken N.V.	7,414	746,776
IMCD N.V.(c)	562	84,210
JDE Peet’s N.V.(c)	1,445	41,871
Koninklijke Ahold Delhaize N.V.	35,785	1,131,541
Koninklijke KPN N.V.	86,736	297,566
Randstad N.V.(c)	5,966	291,686
Shell PLC	48,939	1,346,845
Universal Music Group N.V.	4,460	87,964
Wolters Kluwer N.V.	13,603	1,548,831
		8,191,487
New Zealand-0.20%
Fisher & Paykel Healthcare Corp. Ltd.	4,181	58,262
Spark New Zealand Ltd.	89,828	277,806
		336,068
	Shares	Value
Norway-1.00%
Equinor ASA	56,407	$1,436,378
Kongsberg Gruppen ASA	1,481	59,091
Norsk Hydro ASA	20,640	124,252
Orkla ASA	7,411	53,114
		1,672,835
Poland-0.09%
Dino Polska S.A.(a)(b)(c)	1,567	153,301
Portugal-0.08%
EDP - Energias de Portugal S.A.	17,154	83,430
Jeronimo Martins SGPS S.A.	2,277	54,813
		138,243
Singapore-0.34%
CapitaLand Ascendas REIT	31,211	62,199
DBS Group Holdings Ltd.	2,691	60,182
Genting Singapore Ltd.	95,942	71,522
Oversea-Chinese Banking Corp. Ltd.	10,598	95,979
Singapore Exchange Ltd.	27,268	186,771
Singapore Telecommunications Ltd.	47,668	87,606
		564,259
South Korea-6.98%
Celltrion, Inc.	456	58,853
Cheil Worldwide, Inc.	2,360	32,593
Hankook Tire & Technology Co. Ltd.	1,726	44,865
Hotel Shilla Co. Ltd.	739	42,984
Hyundai Mobis Co. Ltd.	1,651	277,395
Hyundai Motor Co.	621	93,577
Kia Corp.	11,016	712,959
Korea Zinc Co. Ltd.	271	98,109
KT&G Corp.	12,978	817,450
LG Chem Ltd.	70	36,549
LG Corp.	5,943	385,080
LG Electronics, Inc.	537	49,684
LG Energy Solution Ltd.(a)	287	129,526
NCSoft Corp.	98	23,702
NongShim Co. Ltd.	258	85,336
Orion Corp.	2,059	200,432
POSCO Holdings, Inc.	457	123,956
Samsung Biologics Co. Ltd.(a)(b)	68	40,167
Samsung C&T Corp.	2,951	245,907
Samsung Electronics Co. Ltd.	120,670	6,491,496
Samsung Electronics Co. Ltd., Preference Shares	18,790	829,606
Samsung Fire & Marine Insurance Co. Ltd.	318	54,028
Samsung SDI Co. Ltd.	1,150	622,113
Samsung SDS Co. Ltd.	1,019	95,432
Shinhan Financial Group Co. Ltd.	1,965	51,892
SK hynix, Inc.	854	69,877
		11,713,568
Spain-2.34%
Corp ACCIONA Energias Renovables S.A.	958	31,784
Endesa S.A.	3,738	80,618
Iberdrola S.A.	129,644	1,575,634
Industria de Diseno Textil S.A.	59,883	1,997,594
Naturgy Energy Group S.A.	3,142	89,169
Repsol S.A.	10,932	147,897
		3,922,696
Sweden-0.83%
Alfa Laval AB	1,597	57,197
Assa Abloy AB, Class B	7,679	169,898

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Sweden-(continued)
Atlas Copco AB, Class B	11,465	$143,897
Axfood AB	1,841	39,582
Boliden AB	2,152	65,339
Epiroc AB, Class A	3,190	55,689
Epiroc AB, Class B	2,288	34,456
Essity AB, Class B	14,418	382,057
Sandvik AB(c)	5,026	88,041
Volvo AB, Class A	2,417	46,459
Volvo AB, Class B	16,947	311,812
		1,394,427
Switzerland-5.24%
ABB Ltd.(c)	19,075	694,016
Alcon, Inc.	665	51,402
Barry Callebaut AG	21	42,292
Belimo Holding AG	93	42,159
Chocoladefabriken Lindt & Spruengli AG, PC	20	238,254
Cie Financiere Richemont S.A.	5,233	827,468
Geberit AG	463	244,327
Georg Fischer AG	791	51,960
Kuehne + Nagel International AG, Class R	366	103,736
Lonza Group AG(a)	81	50,453
Novartis AG	54,004	5,149,033
Partners Group Holding AG	65	58,362
Schindler Holding AG	224	44,744
Schindler Holding AG, PC	565	116,566
SGS S.A.	780	68,977
Sika AG	525	142,657
Swatch Group AG (The)	957	53,495
Swatch Group AG (The), BR	630	186,488
Swisscom AG	901	568,503
Zurich Insurance Group AG(c)	131	61,047
		8,795,939
United Kingdom-13.67%
3i Group PLC	88,563	2,146,456
Admiral Group PLC	7,120	205,170
Associated British Foods PLC	1,900	42,988
AstraZeneca PLC	51,360	7,422,246
BAE Systems PLC	46,704	537,288
BP PLC	159,534	896,295
British American Tobacco PLC	11,795	373,436
Bunzl PLC	3,756	146,359
Burberry Group PLC	5,169	137,995
CNH Industrial N.V.	3,916	49,890
Compass Group PLC	24,394	665,751
Croda International PLC	673	50,881
Diageo PLC	14,045	582,625
DS Smith PLC	11,024	41,495
HSBC Holdings PLC	16,903	123,707
Imperial Brands PLC	21,454	450,702
	Shares	Value
United Kingdom-(continued)
InterContinental Hotels Group PLC	989	$64,573
Johnson Matthey PLC	3,154	67,627
National Grid PLC(c)	12,742	174,665
Next PLC	1,321	103,900
Reckitt Benckiser Group PLC	5,914	457,820
RELX PLC	45,508	1,415,707
RS GROUP PLC	4,588	45,298
Smiths Group PLC	5,680	113,059
Spirax-Sarco Engineering PLC	468	63,369
SSE PLC	10,990	256,279
Tesco PLC	11,757	38,003
Unilever PLC	125,320	6,257,912
		22,931,496
United States-5.68%
Amcor PLC, CDI	33,280	321,981
Experian PLC	5,052	177,324
Ferguson PLC	2,951	427,010
GSK PLC	59,373	990,775
Haleon PLC	46,660	184,016
Holcim AG(a)	9,825	603,375
Nestle S.A.	38,469	4,540,617
QIAGEN N.V.(a)	1,295	58,275
Roche Holding AG	1,591	501,588
Sanofi(c)	12,581	1,272,588
Stellantis N.V.	11,029	166,752
Tenaris S.A.	2,936	36,528
Waste Connections, Inc.	1,798	245,395
		9,526,224
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $166,600,892)		167,551,306
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.88%
Invesco Private Government Fund, 5.10%(d)(e)(f)	883,200	883,200
Invesco Private Prime Fund, 5.22%(d)(e)(f)	2,271,884	2,271,657
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,155,266)		3,154,857
TOTAL INVESTMENTS IN SECURITIES-101.75% (Cost $169,756,158)		170,706,163
OTHER ASSETS LESS LIABILITIES-(1.75)%		(2,940,738)
NET ASSETS-100.00%		$167,765,425

See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $523,055, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,588	$13,822,114	$(13,966,702)	$-	$-	$-	$4,172
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	900,342	17,471,113	(17,488,255)	-	-	883,200	54,923*
Invesco Private Prime Fund	2,315,165	37,588,682	(37,629,534)	(573)	(2,083)	2,271,657	149,240*
Total	$3,360,095	$68,881,909	$(69,084,491)	$(573)	$(2,083)	$3,154,857	$208,335

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.16%
Activision Blizzard, Inc.(b)	218,125	$17,493,625
Alphabet, Inc., Class A(b)	279,759	34,373,988
Alphabet, Inc., Class C(b)	243,582	30,050,711
AT&T, Inc.	754,384	11,866,460
Comcast Corp., Class A	91,464	3,599,109
Electronic Arts, Inc.	58,847	7,532,416
Interpublic Group of Cos., Inc. (The)	39,452	1,467,220
Liberty Broadband Corp.(b)(c)	64,295	0
Omnicom Group, Inc.	22,521	1,986,127
T-Mobile US, Inc.(b)	58,355	8,009,224
Verizon Communications, Inc.	78,569	2,799,414
		119,178,294
Consumer Discretionary-6.44%
Amazon.com, Inc.(b)	24,727	2,981,582
AutoZone, Inc.(b)	8,516	20,326,329
Booking Holdings, Inc.(b)	1,420	3,562,453
Chipotle Mexican Grill, Inc.(b)	1,850	3,841,507
Gentex Corp.(d)	40,392	1,060,694
Genuine Parts Co.	50,156	7,469,733
Grand Canyon Education, Inc.(b)(d)	15,354	1,608,485
H&R Block, Inc.	72,317	2,158,662
Home Depot, Inc. (The)	125,087	35,455,910
LKQ Corp.	17,011	897,330
Lowe’s Cos., Inc.	58,087	11,683,038
lululemon athletica, inc.(b)	6,406	2,126,344
McDonald’s Corp.	145,908	41,599,830
NIKE, Inc., Class B	23,808	2,506,030
O’Reilly Automotive, Inc.(b)	39,843	35,990,580
Ross Stores, Inc.	46,816	4,851,074
Service Corp. International(d)	14,010	891,176
Starbucks Corp.	168,851	16,486,612
TJX Cos., Inc. (The)	406,235	31,194,786
Tractor Supply Co.	30,290	6,348,481
Ulta Beauty, Inc.(b)	3,687	1,511,043
Yum! Brands, Inc.	66,298	8,531,890
		243,083,569
Consumer Staples-13.48%
Altria Group, Inc.	306,962	13,635,252
Archer-Daniels-Midland Co.	365,265	25,805,972
BJ’s Wholesale Club Holdings, Inc.(b)	16,849	1,055,590
Brown-Forman Corp., Class B	32,241	1,991,527
Bunge Ltd.	9,662	895,088
Campbell Soup Co.	24,718	1,249,495
Casey’s General Stores, Inc.(d)	21,920	4,946,248
Church & Dwight Co., Inc.	10,579	978,028
Coca-Cola Co. (The)	779,084	46,480,151
Colgate-Palmolive Co.	196,467	14,613,215
Conagra Brands, Inc.	24,618	858,430
Constellation Brands, Inc., Class A	13,603	3,305,121
Costco Wholesale Corp.	142,059	72,671,702
Darling Ingredients, Inc.(b)(d)	13,976	885,799
Dollar General Corp.	84,155	16,922,729
Dollar Tree, Inc.(b)	16,885	2,277,449
Estee Lauder Cos., Inc. (The), Class A	6,303	1,159,941
General Mills, Inc.(d)	115,762	9,742,530
Hershey Co. (The)	32,128	8,343,642
Hormel Foods Corp.(d)	42,360	1,620,270
JM Smucker Co. (The)	9,968	1,461,209
Kellogg Co.	32,087	2,142,449
Keurig Dr Pepper, Inc.	67,262	2,093,193
	Shares	Value
Consumer Staples-(continued)
Kimberly-Clark Corp.	41,995	$5,639,089
Kraft Heinz Co. (The)	46,640	1,782,581
Kroger Co. (The)	112,269	5,089,154
Lamb Weston Holdings, Inc.	13,706	1,524,107
Mondelez International, Inc., Class A	145,082	10,650,470
Monster Beverage Corp.(b)	269,350	15,789,297
PepsiCo, Inc.	288,583	52,623,110
Philip Morris International, Inc.	450,974	40,592,170
Procter & Gamble Co. (The)	436,353	62,180,302
Sysco Corp.	65,913	4,610,614
Target Corp.	23,047	3,017,544
Walmart, Inc.	476,604	69,998,829
		508,632,297
Energy-9.60%
Cheniere Energy, Inc.	14,814	2,070,553
Chesapeake Energy Corp.(d)	14,934	1,123,784
Chevron Corp.	865,320	130,334,498
ConocoPhillips	160,758	15,963,269
EOG Resources, Inc.	63,357	6,797,573
Exxon Mobil Corp.	1,751,002	178,917,384
Hess Corp.	9,632	1,220,086
Kinder Morgan, Inc.(d)	115,457	1,860,012
Marathon Petroleum Corp.	42,987	4,509,766
Phillips 66	97,172	8,901,927
Pioneer Natural Resources Co.	14,612	2,914,217
Texas Pacific Land Corp.	252	328,532
Valero Energy Corp.	49,168	5,262,943
Williams Cos., Inc. (The)	66,436	1,904,056
		362,108,600
Financials-13.66%
Aflac, Inc.	19,092	1,225,897
Allstate Corp. (The)	38,787	4,206,450
American Express Co.	22,840	3,621,510
Aon PLC, Class A(d)	13,844	4,267,967
Apollo Global Management, Inc.	23,480	1,569,638
Arch Capital Group Ltd.(b)	48,541	3,383,308
Arthur J. Gallagher & Co.	16,400	3,285,412
Bank of America Corp.	30,162	838,202
Berkshire Hathaway, Inc., Class B(b)	611,923	196,476,237
BlackRock, Inc.	2,142	1,408,472
Blackstone, Inc., Class A(d)	40,155	3,438,874
Brown & Brown, Inc.	16,868	1,051,382
Cboe Global Markets, Inc.	16,179	2,142,423
Chubb Ltd.	38,731	7,196,220
Cincinnati Financial Corp.	26,850	2,591,025
Erie Indemnity Co., Class A(d)	17,122	3,665,820
Everest Re Group Ltd.	3,235	1,099,965
FactSet Research Systems, Inc.	9,731	3,745,365
Fiserv, Inc.(b)	24,122	2,706,247
Goldman Sachs Group, Inc. (The)	3,748	1,213,977
Jack Henry & Associates, Inc.	39,973	6,111,472
JPMorgan Chase & Co.	18,467	2,506,157
LPL Financial Holdings, Inc.	5,301	1,032,529
Markel Group, Inc.(b)(d)	1,309	1,720,982
Marsh & McLennan Cos., Inc.	146,604	25,388,881
Mastercard, Inc., Class A	175,143	63,930,698
Moody’s Corp.	13,823	4,380,232
MSCI, Inc.	9,595	4,514,735
Nasdaq, Inc.	42,296	2,341,084
Old Republic International Corp.	40,281	986,482
Progressive Corp. (The)	103,688	13,262,732
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
S&P Global, Inc.	27,236	$10,007,323
SEI Investments Co.	39,237	2,220,029
T. Rowe Price Group, Inc.(d)	8,504	911,289
Travelers Cos., Inc. (The)	14,312	2,422,163
Visa, Inc., Class A(d)	516,113	114,076,456
W.R. Berkley Corp.	18,039	1,004,411
Wells Fargo & Co.	26,099	1,039,001
Willis Towers Watson PLC	37,876	8,289,163
		515,280,210
Health Care-21.75%
Abbott Laboratories	135,592	13,830,384
AbbVie, Inc.	338,139	46,649,656
Agilent Technologies, Inc.	40,581	4,694,004
AmerisourceBergen Corp.	100,609	17,118,621
Amgen, Inc.	165,970	36,621,281
Becton, Dickinson and Co.	5,554	1,342,735
Biogen, Inc.(b)	3,439	1,019,354
Boston Scientific Corp.(b)	81,582	4,199,841
Bristol-Myers Squibb Co.	586,922	37,821,254
Cardinal Health, Inc.	155,509	12,798,391
Chemed Corp.	5,148	2,747,848
Cigna Group (The)	29,712	7,351,046
CVS Health Corp.	136,017	9,253,237
Danaher Corp.	25,697	5,900,545
Elevance Health, Inc.	21,769	9,748,594
Eli Lilly and Co.	246,605	105,906,983
Gilead Sciences, Inc.	293,772	22,602,818
Globus Medical, Inc., Class A(b)(d)	10,731	580,869
HCA Healthcare, Inc.	5,397	1,425,833
Henry Schein, Inc.(b)	41,257	3,048,892
Hologic, Inc.(b)	33,132	2,613,783
IDEXX Laboratories, Inc.(b)	2,654	1,233,500
Incyte Corp.(b)	40,637	2,501,207
Intuitive Surgical, Inc.(b)	15,244	4,692,713
Johnson & Johnson	921,924	142,953,535
Laboratory Corp. of America Holdings(d)	3,000	637,590
McKesson Corp.	99,956	39,066,803
Medtronic PLC	50,765	4,201,311
Merck & Co., Inc.	511,128	56,433,643
Mettler-Toledo International, Inc.(b)	3,103	4,101,763
Molina Healthcare, Inc.(b)	8,578	2,349,514
Neurocrine Biosciences, Inc.(b)	10,134	907,297
Pfizer, Inc.	822,745	31,280,765
Quest Diagnostics, Inc.	15,646	2,075,442
Regeneron Pharmaceuticals, Inc.(b)	40,390	29,709,268
ResMed, Inc.	10,848	2,286,650
Royalty Pharma PLC, Class A	30,317	992,579
Stryker Corp.	15,803	4,354,991
Thermo Fisher Scientific, Inc.	4,647	2,362,814
United Therapeutics Corp.(b)(d)	11,473	2,406,347
UnitedHealth Group, Inc.	178,896	87,165,287
Vertex Pharmaceuticals, Inc.(b)	149,369	48,331,327
Waters Corp.(b)	8,964	2,251,936
Zoetis, Inc.	6,062	988,167
		820,560,418
Industrials-10.08%
3M Co.	25,493	2,378,752
AGCO Corp.	6,654	733,803
Allegion PLC	8,890	931,139
AMETEK, Inc.	20,233	2,935,201
Automatic Data Processing, Inc.	219,064	45,782,185
	Shares	Value
Industrials-(continued)
Booz Allen Hamilton Holding Corp.	16,458	$1,655,346
Broadridge Financial Solutions, Inc.	7,429	1,089,983
BWX Technologies, Inc.	15,390	928,325
C.H. Robinson Worldwide, Inc.(d)	13,765	1,301,343
Carrier Global Corp.(d)	25,291	1,034,402
Caterpillar, Inc.	55,069	11,330,447
Cintas Corp.	17,964	8,481,523
Copart, Inc.(b)	66,552	5,829,290
CoStar Group, Inc.(b)	15,752	1,250,709
CSX Corp.	116,050	3,559,253
Cummins, Inc.(d)	51,452	10,517,303
Curtiss-Wright Corp.	6,031	953,260
Deere & Co.	17,924	6,201,345
Donaldson Co., Inc.	24,968	1,461,377
Eaton Corp. PLC	25,747	4,528,897
Expeditors International of Washington, Inc.	32,078	3,538,524
Fastenal Co.	80,219	4,319,793
FTI Consulting, Inc.(b)(d)	14,659	2,756,039
General Dynamics Corp.	43,902	8,963,910
Graco, Inc.(d)	40,189	3,074,057
HEICO Corp.(d)	6,692	1,034,449
HEICO Corp., Class A	8,536	1,040,112
Honeywell International, Inc.	69,413	13,299,531
Hubbell, Inc.	8,410	2,375,489
IDEX Corp.	11,185	2,227,605
Illinois Tool Works, Inc.	47,816	10,458,794
J.B. Hunt Transport Services, Inc.	19,657	3,282,129
Johnson Controls International PLC	32,109	1,916,907
L3Harris Technologies, Inc.	31,367	5,518,083
Landstar System, Inc.(d)	14,342	2,515,300
Leidos Holdings, Inc.	9,687	756,167
Lennox International, Inc.	4,469	1,231,254
Lincoln Electric Holdings, Inc.(d)	14,117	2,395,090
Lockheed Martin Corp.	129,374	57,443,350
Nordson Corp.	8,210	1,789,205
Norfolk Southern Corp.	15,252	3,175,161
Northrop Grumman Corp.	34,510	15,028,760
Old Dominion Freight Line, Inc.	14,150	4,392,726
Otis Worldwide Corp.	42,547	3,382,912
PACCAR, Inc.	103,368	7,109,651
Parker-Hannifin Corp.	6,888	2,207,191
Paychex, Inc.	105,266	11,045,561
Raytheon Technologies Corp.	112,056	10,324,840
Republic Services, Inc.	32,714	4,633,284
Rollins, Inc.	152,228	5,985,605
Snap-on, Inc.	20,143	5,012,787
Southwest Airlines Co.	26,955	805,146
Tetra Tech, Inc.	10,081	1,385,835
Toro Co. (The)	56,745	5,551,363
Trane Technologies PLC	13,461	2,197,239
Union Pacific Corp.	46,893	9,027,840
United Parcel Service, Inc., Class B	94,829	15,836,443
Verisk Analytics, Inc.	6,334	1,387,843
W.W. Grainger, Inc.	14,334	9,303,053
Wabtec Corp.	8,423	780,222
Waste Management, Inc.	97,527	15,791,572
Watsco, Inc.(d)	6,383	2,070,454
Xylem, Inc.	8,270	828,654
		380,083,813
Information Technology-17.21%
Accenture PLC, Class A	51,306	15,695,532
Adobe, Inc.(b)	6,399	2,673,438

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Amdocs Ltd.	63,085	$5,940,714
Amphenol Corp., Class A	32,632	2,462,084
Analog Devices, Inc.	69,423	12,335,773
Apple, Inc.	1,316,956	233,430,451
Applied Materials, Inc.	18,241	2,431,525
Arista Networks, Inc.(b)	22,859	3,802,366
Broadcom, Inc.	10,684	8,632,245
Cadence Design Systems, Inc.(b)	40,669	9,390,879
Cisco Systems, Inc.	578,672	28,742,638
Cognizant Technology Solutions Corp., Class A	22,977	1,435,833
Corning, Inc.	56,089	1,728,102
Fair Isaac Corp.(b)	5,736	4,518,075
First Solar, Inc.(b)	9,340	1,895,646
Fortinet, Inc.(b)	17,515	1,196,800
Gartner, Inc.(b)	13,882	4,759,583
Hewlett Packard Enterprise Co.	50,622	729,969
Intel Corp.	34,275	1,077,606
International Business Machines Corp.	40,528	5,211,496
Juniper Networks, Inc.	32,124	975,606
Keysight Technologies, Inc.(b)	19,901	3,219,982
KLA Corp.	16,440	7,282,756
Microsoft Corp.	648,942	213,106,063
Motorola Solutions, Inc.	25,181	7,099,028
Oracle Corp.	39,535	4,188,338
Palo Alto Networks, Inc.(b)	8,391	1,790,556
QUALCOMM, Inc.	15,152	1,718,388
Roper Technologies, Inc.	2,727	1,238,658
Synopsys, Inc.(b)	24,419	11,109,668
Texas Instruments, Inc.	255,532	44,431,904
VeriSign, Inc.(b)	5,810	1,297,489
VMware, Inc., Class A(b)	26,960	3,674,378
		649,223,569
Materials-2.41%
Air Products and Chemicals, Inc.	24,754	6,662,292
Amcor PLC	107,638	1,037,630
Ardagh Group S.A., Class A(b)(c)	16,236	172,345
CF Industries Holdings, Inc.	39,772	2,446,376
Corteva, Inc.	262,610	14,047,009
Dow, Inc.	31,331	1,528,326
DuPont de Nemours, Inc.	42,666	2,866,729
FMC Corp.	8,869	923,085
Linde PLC	99,957	35,350,793
LyondellBasell Industries N.V., Class A	25,193	2,155,009
Newmont Corp.	26,602	1,078,711
Nucor Corp.	65,008	8,584,956
Packaging Corp. of America	14,434	1,790,249
Reliance Steel & Aluminum Co.	24,002	5,632,789
Royal Gold, Inc.(d)	9,708	1,202,239
Sherwin-Williams Co. (The)	5,838	1,329,780
Southern Copper Corp. (Mexico)(d)	15,877	1,060,107
Steel Dynamics, Inc.	34,604	3,180,108
		91,048,533
	Shares	Value
Real Estate-0.50%
American Tower Corp.	9,226	$1,701,643
Extra Space Storage, Inc.(d)	7,488	1,080,294
Prologis, Inc.	15,694	1,954,688
Public Storage	31,627	8,959,929
VICI Properties, Inc.	87,891	2,718,468
Weyerhaeuser Co.	79,674	2,283,457
		18,698,479
Utilities-1.65%
AES Corp. (The)	37,817	746,508
Ameren Corp.	22,002	1,783,702
American Electric Power Co., Inc.	51,108	4,248,097
Atmos Energy Corp.	15,900	1,832,952
CMS Energy Corp.	25,742	1,492,521
Consolidated Edison, Inc.	41,254	3,848,998
Dominion Energy, Inc.	21,970	1,104,652
DTE Energy Co.	31,414	3,380,146
Duke Energy Corp.	56,801	5,071,761
Entergy Corp.	16,624	1,632,477
Eversource Energy	16,726	1,157,941
Exelon Corp.	79,375	3,147,219
FirstEnergy Corp.	30,517	1,141,031
National Fuel Gas Co.	17,016	866,285
NextEra Energy, Inc.	111,092	8,160,818
NRG Energy, Inc.	30,410	1,027,554
Pinnacle West Capital Corp.	10,247	791,888
PPL Corp.	65,590	1,718,458
Public Service Enterprise Group, Inc.	23,792	1,421,572
Sempra Energy	34,176	4,905,281
Southern Co. (The)	99,471	6,938,102
WEC Energy Group, Inc.	30,720	2,683,392
Xcel Energy, Inc.	50,521	3,298,516
		62,399,871
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $3,767,799,285)		3,770,297,653
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.62%
Invesco Private Government Fund, 5.10%(e)(f)(g)	38,286,152	38,286,152
Invesco Private Prime Fund, 5.22%(e)(f)(g)	98,484,481	98,474,630
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $136,774,985)		136,760,782
TOTAL INVESTMENTS IN SECURITIES-103.56% (Cost $3,904,574,270)		3,907,058,435
OTHER ASSETS LESS LIABILITIES-(3.56)%		(134,336,340)
NET ASSETS-100.00%		$3,772,722,095

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at May 31, 2023.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$-	$12,270,060	$(11,794,568)	$-	$(475,492)	$-	$91,355
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,813,704	68,490,315	(70,304,019)	-	-	-	37,921
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,510,706	433,613,906	(402,838,460)	-	-	38,286,152	1,329,418*
Invesco Private Prime Fund	19,562,098	868,072,743	(789,105,685)	(14,203)	(40,323)	98,474,630	3,544,229*
Total	$28,886,508	$1,382,447,024	$(1,274,042,732)	$(14,203)	$(515,815)	$136,760,782	$5,002,923

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-1.57%
ATN International, Inc.	1,752	$65,753
Cogent Communications Holdings, Inc.	5,673	349,003
Iridium Communications, Inc.	28,954	1,738,398
John Wiley & Sons, Inc., Class A	6,771	243,756
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	2,780	103,889
Liberty Media Corp.-Liberty Braves, Class C(b)	10,642	390,348
Scholastic Corp.	10,864	461,503
TEGNA, Inc.	40,153	621,970
Yelp, Inc.(b)(c)	4,999	167,466
Ziff Davis, Inc.(b)(c)	5,347	315,687
		4,457,773
Consumer Discretionary-8.33%
Academy Sports & Outdoors, Inc.(c)	34,752	1,701,458
Acushnet Holdings Corp.	10,167	455,075
Adtalem Global Education, Inc.(b)	9,092	377,318
Arko Corp.(c)	45,350	328,787
Bloomin’ Brands, Inc.	14,959	357,371
Bowlero Corp.(b)(c)	10,389	119,058
Buckle, Inc. (The)(c)	10,157	311,921
Cavco Industries, Inc.(b)	623	155,115
Cheesecake Factory, Inc. (The)(c)	10,823	339,085
Chegg, Inc.(b)	6,057	54,392
Chuy’s Holdings, Inc.(b)(c)	3,089	113,799
Cracker Barrel Old Country Store, Inc.(c)	4,227	414,331
Crocs, Inc.(b)(c)	2,349	263,746
Dillard’s, Inc., Class A(c)	913	251,358
Dorman Products, Inc.(b)	2,348	192,653
Ermenegildo Zegna N.V. (Italy)	17,975	204,555
Ethan Allen Interiors, Inc.	11,684	292,451
Foot Locker, Inc.(c)	11,675	295,611
Fox Factory Holding Corp.(b)(c)	1,525	135,603
Frontdoor, Inc.(b)	5,835	179,893
Gentherm, Inc.(b)	9,648	530,254
Graham Holdings Co., Class B	751	424,127
Group 1 Automotive, Inc.	1,449	323,866
Haverty Furniture Cos., Inc.	5,684	150,001
Hibbett, Inc.(c)	1,797	64,728
Hilton Grand Vacations, Inc.(b)	2,717	116,152
International Game Technology PLC	2,728	66,918
Kontoor Brands, Inc.(c)	6,409	250,976
Laureate Education, Inc., Class A	42,799	517,868
La-Z-Boy, Inc.	5,620	150,166
LCI Industries	1,068	115,387
Malibu Boats, Inc., Class A(b)(c)	3,430	179,903
MasterCraft Boat Holdings, Inc.(b)(c)	3,282	86,973
Modine Manufacturing Co.(b)	4,325	118,029
Monarch Casino & Resort, Inc.	2,322	150,675
Monro, Inc.(c)	3,219	133,170
Movado Group, Inc.	2,680	68,206
Murphy USA, Inc.	15,183	4,196,885
National Vision Holdings, Inc.(b)(c)	7,317	184,754
ODP Corp. (The)(b)	7,408	296,764
Oxford Industries, Inc.(c)	6,051	604,737
Papa John’s International, Inc.(c)	1,459	102,290
Perdoceo Education Corp.(b)	24,191	285,212
Skyline Champion Corp.(b)	1,702	98,937
Standard Motor Products, Inc.	1,987	70,181
Steven Madden Ltd.	11,469	357,948
Stoneridge, Inc.(b)	3,237	52,957
Strategic Education, Inc.(c)	12,472	984,166
Stride, Inc.(b)(c)	7,472	301,944
	Shares	Value
Consumer Discretionary-(continued)
Sturm Ruger & Co., Inc.	3,898	$200,981
Taylor Morrison Home Corp., Class A(b)	3,039	128,945
Texas Roadhouse, Inc.	32,345	3,490,025
Urban Outfitters, Inc.(b)(c)	11,169	344,229
Visteon Corp.(b)	5,499	734,556
Wingstop, Inc.	2,652	528,703
Winmark Corp.	1,524	496,809
Winnebago Industries, Inc.(c)	3,047	169,535
		23,621,537
Consumer Staples-6.03%
Andersons, Inc. (The)	8,063	314,538
BellRing Brands, Inc.(b)	19,986	731,887
Calavo Growers, Inc.	1,865	60,295
Cal-Maine Foods, Inc.	33,393	1,587,837
Central Garden & Pet Co., Class A(b)	3,227	110,847
Coca-Cola Consolidated, Inc.	720	476,453
Edgewell Personal Care Co.	5,798	225,832
elf Beauty, Inc.(b)	10,595	1,102,092
Energizer Holdings, Inc.(c)	6,087	198,436
Fresh Del Monte Produce, Inc.	4,384	115,562
Hostess Brands, Inc.(b)	55,398	1,378,302
Ingles Markets, Inc., Class A	5,051	405,444
Inter Parfums, Inc.	5,024	631,014
J&J Snack Foods Corp.	3,889	598,712
John B. Sanfilippo & Son, Inc.	2,291	266,283
Lancaster Colony Corp.	15,018	2,952,238
MGP Ingredients, Inc.	552	52,473
Mission Produce, Inc.(b)(c)	4,328	52,802
National Beverage Corp.(b)(c)	5,540	273,787
Nu Skin Enterprises, Inc., Class A	2,702	90,058
PriceSmart, Inc.	8,137	589,770
Primo Water Corp.	14,984	192,844
Seneca Foods Corp., Class A(b)	997	46,101
Simply Good Foods Co. (The)(b)(c)	15,592	564,275
Sovos Brands, Inc.(b)(c)	5,879	111,642
SpartanNash Co.	8,382	191,948
Sprouts Farmers Market, Inc.(b)(c)	39,916	1,379,497
Tootsie Roll Industries, Inc.(c)	9,796	382,730
TreeHouse Foods, Inc.(b)	11,415	540,500
Universal Corp.	4,734	244,038
Utz Brands, Inc.(c)	10,718	176,311
Vector Group Ltd.	20,070	235,020
WD-40 Co.(c)	1,270	240,856
Weis Markets, Inc.(c)	9,808	583,968
		17,104,392
Energy-3.73%
Arch Resources, Inc.	6,081	628,471
Archrock, Inc.	10,233	92,097
Ardmore Shipping Corp. (Ireland)	4,389	51,395
Cactus, Inc., Class A	9,134	288,452
ChampionX Corp.	9,542	241,031
Civitas Resources, Inc.	2,407	160,788
CNX Resources Corp.(b)(c)	17,078	263,855
Comstock Resources, Inc.	4,390	40,915
CONSOL Energy, Inc.	1,874	101,121
CVR Energy, Inc.(c)	12,517	293,023
Delek US Holdings, Inc.	15,900	350,118
DHT Holdings, Inc.(c)	19,268	148,171
Dorian LPG Ltd.	8,747	201,881
Dril-Quip, Inc.(b)(c)	8,995	201,038
Equitrans Midstream Corp.	16,790	143,219
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
FLEX LNG Ltd. (Norway)	6,798	$202,512
Frontline PLC (Norway)	10,784	152,378
Golar LNG Ltd. (Cameroon)(b)	7,754	159,500
Gulfport Energy Corp.(b)	3,249	315,218
Helmerich & Payne, Inc.	19,927	615,346
International Seaways, Inc.	3,231	116,478
Liberty Energy, Inc., Class A	9,456	111,013
Magnolia Oil & Gas Corp., Class A	66,362	1,282,777
Murphy Oil Corp.	19,200	668,160
NACCO Industries, Inc., Class A	1,608	50,572
Noble Corp. PLC(b)	11,913	449,597
Northern Oil and Gas, Inc.	1,950	58,324
Par Pacific Holdings, Inc.(b)	9,117	194,374
Patterson-UTI Energy, Inc.	5,287	51,495
PBF Energy, Inc., Class A	9,393	345,756
REX American Resources Corp.(b)	5,638	185,716
RPC, Inc.	12,722	84,601
Scorpio Tankers, Inc. (Monaco)	3,582	163,948
SFL Corp. Ltd. (Norway)	28,374	243,449
Sitio Royalties Corp., Class A(c)	21,645	551,515
Solaris Oilfield Infrastructure, Inc., Class A	10,048	73,652
Talos Energy, Inc.(b)	5,379	66,215
Tidewater, Inc.(b)	4,233	189,681
Valaris Ltd.(b)	9,586	553,400
World Fuel Services Corp.	21,613	494,289
		10,585,541
Financials-21.96%
1st Source Corp.(c)	5,084	209,105
ACNB Corp.(c)	2,611	76,894
AFC Gamma, Inc.(c)	4,945	56,719
Amalgamated Financial Corp.(c)	5,726	81,424
Ambac Financial Group, Inc.(b)	4,350	60,596
American Equity Investment Life Holding Co.	5,632	222,182
American National Bankshares, Inc.(c)	2,242	64,413
Ameris Bancorp	13,622	429,910
AMERISAFE, Inc.	6,815	347,974
Apollo Commercial Real Estate Finance, Inc.(c)	28,457	287,131
Arbor Realty Trust, Inc.(c)	20,917	263,763
Ares Commercial Real Estate Corp.(c)	6,700	61,573
Arrow Financial Corp.	3,554	64,825
Artisan Partners Asset Management, Inc., Class A(c)	13,441	430,112
Associated Banc-Corp	36,213	536,315
Atlantic Union Bankshares Corp.	12,312	314,695
Avantax, Inc.(b)	10,870	230,009
Axos Financial, Inc.(b)(c)	3,327	125,827
Banc of California, Inc.	5,015	53,610
BancFirst Corp.(c)	7,335	620,321
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	4,774	93,045
Bancorp, Inc. (The)(b)(c)	6,839	211,052
Bank First Corp.(c)	3,107	236,505
Bank of Marin Bancorp(c)	2,802	45,308
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	5,998	150,370
BankUnited, Inc.	8,706	164,718
Banner Corp.	9,683	418,983
Bar Harbor Bankshares	3,068	72,497
BCB Bancorp, Inc.	5,713	60,615
Berkshire Hills Bancorp, Inc.	7,807	159,653
BGC Partners, Inc., Class A	32,578	132,592
Blackstone Mortgage Trust, Inc., Class A(c)	22,741	413,659
	Shares	Value
Financials-(continued)
Bridgewater Bancshares, Inc.(b)(c)	5,805	$49,981
Brookline Bancorp, Inc.	12,419	102,084
BRP Group, Inc., Class A(b)(c)	2,284	45,817
Cadence Bank(c)	31,781	570,787
Cambridge Bancorp(c)	1,601	80,915
Camden National Corp.(c)	2,738	80,798
Capital City Bank Group, Inc.	4,458	134,052
Capitol Federal Financial, Inc.(c)	14,090	84,258
Cass Information Systems, Inc.	1,954	75,463
Cathay General Bancorp	17,575	513,893
Citizens & Northern Corp.(c)	3,190	61,184
City Holding Co.(c)	5,313	457,927
Civista Bancshares, Inc.	3,381	50,647
Claros Mortgage Trust, Inc.(c)	27,672	288,619
CNB Financial Corp.	3,691	61,308
CNO Financial Group, Inc.	19,102	414,704
Cohen & Steers, Inc.(c)	4,304	234,181
Columbia Financial, Inc.(b)(c)	9,248	149,355
Community Bank System, Inc.(c)	8,209	405,853
Community Trust Bancorp, Inc.(c)	4,793	161,524
ConnectOne Bancorp, Inc.	2,776	37,698
CVB Financial Corp.(c)	51,562	619,260
Diamond Hill Investment Group, Inc.	1,399	222,119
Dime Community Bancshares, Inc.	7,031	113,902
Donegal Group, Inc., Class A	4,734	68,075
Donnelley Financial Solutions, Inc.(b)	2,499	110,831
Dynex Capital, Inc.(c)	5,723	64,327
Eagle Bancorp, Inc.(c)	3,238	64,533
Eastern Bankshares, Inc.	27,165	294,740
Employers Holdings, Inc.(c)	9,126	329,996
Enact Holdings, Inc.	19,235	468,180
Encore Capital Group, Inc.(b)(c)	1,863	80,239
Enova International, Inc.(b)	2,551	118,673
Enstar Group Ltd.(b)	1,238	291,400
Enterprise Financial Services Corp.(c)	9,129	370,820
Equity Bancshares, Inc., Class A(c)	3,268	73,007
Esquire Financial Holdings, Inc.(c)	2,609	110,439
Essent Group Ltd.	20,559	908,091
EVERTEC, Inc.	5,021	173,124
EZCORP, Inc., Class A(b)(c)	17,787	148,344
FB Financial Corp.	6,482	172,810
Federal Agricultural Mortgage Corp., Class C	1,991	266,416
Federated Hermes, Inc., Class B	34,261	1,179,606
First Bancorp	42,808	477,737
First Bancorp, Inc. (The)(c)	2,418	57,307
First Bancorp/Southern Pines NC(c)	7,396	222,620
First Bancshares, Inc. (The)(c)	3,117	81,167
First Busey Corp.(c)	10,335	193,265
First Business Financial Services, Inc.(c)	2,759	73,858
First Commonwealth Financial Corp.	16,645	210,559
First Community Bankshares, Inc.(c)	4,940	131,700
First Financial Bancorp	19,556	370,782
First Financial Bankshares, Inc.(c)	10,992	284,693
First Financial Corp.	3,050	98,942
First Interstate BancSystem, Inc., Class A	26,141	576,409
First Merchants Corp.	14,472	382,784
First Mid Bancshares, Inc.	1,931	46,325
FirstCash Holdings, Inc.	18,562	1,829,099
Five Star Bancorp(c)	3,122	59,693
Flushing Financial Corp.	3,570	41,591
Franklin BSP Realty Trust, Inc.	15,501	209,108
Fulton Financial Corp.	44,146	492,669

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Genworth Financial, Inc., Class A(b)	70,250	$375,837
German American Bancorp, Inc.(c)	6,748	186,245
Glacier Bancorp, Inc.(c)	25,010	720,788
Great Southern Bancorp, Inc.(c)	2,521	122,596
Greene County Bancorp, Inc.	3,056	81,748
Hamilton Lane, Inc., Class A	5,591	379,685
Hancock Whitney Corp.	15,714	574,032
Hanmi Financial Corp.	6,780	97,632
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	3,448	81,131
HarborOne Bancorp, Inc.(c)	9,297	76,235
Heartland Financial USA, Inc.(c)	8,314	229,383
Heritage Commerce Corp.	17,874	130,123
Heritage Financial Corp.	13,373	218,649
Hilltop Holdings, Inc.	4,971	146,744
Home Bancorp, Inc.(c)	1,810	55,730
Home BancShares, Inc.(c)	41,975	901,203
Hope Bancorp, Inc.	19,325	154,987
Horace Mann Educators Corp.	9,075	272,704
Houlihan Lokey, Inc.	22,021	1,922,654
Independent Bank Corp.	11,045	487,526
Independent Bank Corporation	4,448	72,725
Independent Bank Group, Inc.	4,308	143,758
International Bancshares Corp.(c)	16,588	708,639
International Money Express, Inc.(b)(c)	16,960	395,168
Jackson Financial, Inc., Class A	5,663	156,865
John Marshall Bancorp, Inc.(c)	4,975	101,391
Kinsale Capital Group, Inc.	13,252	4,015,091
KKR Real Estate Finance Trust, Inc.	7,516	84,405
Ladder Capital Corp.(c)	15,388	146,648
Lakeland Bancorp, Inc.	13,313	173,202
Lakeland Financial Corp.(c)	5,419	272,196
Macatawa Bank Corp.	9,402	81,985
Mercantile Bank Corp.	3,245	84,467
Mercury General Corp.	2,551	76,556
Mid Penn Bancorp, Inc.(c)	3,128	69,379
Midland States Bancorp, Inc.(c)	5,041	97,493
MidWestOne Financial Group, Inc.	3,141	59,302
Moelis & Co., Class A(c)	9,039	342,307
Mr. Cooper Group, Inc.(b)	10,608	490,726
National Bank Holdings Corp., Class A	7,769	232,526
National Western Life Group, Inc., Class A(c)	403	150,335
Navient Corp.	4,048	61,327
NBT Bancorp, Inc.	15,632	524,454
Nelnet, Inc., Class A	3,599	332,908
New York Mortgage Trust, Inc.(c)	6,991	68,302
Nicolet Bankshares, Inc.	2,397	148,782
NMI Holdings, Inc., Class A(b)	16,108	405,116
Northfield Bancorp, Inc.(c)	8,464	86,587
Northwest Bancshares, Inc.(c)	35,667	374,860
OceanFirst Financial Corp.	13,504	191,757
OFG Bancorp	9,384	227,656
Old National Bancorp	75,646	939,523
Old Second Bancorp, Inc.	13,156	155,767
Origin Bancorp, Inc.	4,206	119,661
Orrstown Financial Services, Inc.	2,805	50,771
Pacific Premier Bancorp, Inc.	15,108	284,484
Palomar Holdings, Inc.(b)	3,577	195,519
Park National Corp.(c)	4,088	403,690
Pathward Financial, Inc.	1,740	76,456
Payoneer Global, Inc.(b)(c)	13,570	56,316
Peapack-Gladstone Financial Corp.(c)	3,896	102,815
	Shares	Value
Financials-(continued)
PennyMac Financial Services, Inc.	2,445	$149,243
PennyMac Mortgage Investment Trust(c)	5,728	66,674
Peoples Bancorp, Inc.(c)	5,238	134,459
Peoples Financial Services Corp.	1,856	73,460
Piper Sandler Cos.	3,716	473,307
PJT Partners, Inc., Class A	8,149	549,243
PRA Group, Inc.(b)(c)	3,142	58,755
Preferred Bank	3,423	157,869
Premier Financial Corp.(c)	5,884	82,023
ProAssurance Corp.	5,082	61,746
Provident Financial Services, Inc.(c)	11,181	177,554
QCR Holdings, Inc.(c)	2,599	99,854
Radian Group, Inc.	39,483	1,008,396
Ready Capital Corp.	9,200	93,012
Renasant Corp.(c)	12,711	332,011
RLI Corp.	20,566	2,547,099
S&T Bancorp, Inc.	12,494	335,089
Safety Insurance Group, Inc.	6,600	480,612
Sandy Spring Bancorp, Inc.(c)	3,318	69,479
Seacoast Banking Corp. of Florida(c)	14,373	297,234
Selective Insurance Group, Inc.	23,586	2,281,474
ServisFirst Bancshares, Inc.	8,031	323,649
Silvercrest Asset Management Group, Inc., Class A(c)	4,217	82,527
Simmons First National Corp., Class A(c)	13,162	214,146
SmartFinancial, Inc.(c)	3,899	82,269
South Plains Financial, Inc.(c)	2,468	54,691
South State Corp.(c)	17,394	1,087,473
Southern Missouri Bancorp, Inc.(c)	1,819	67,576
Southside Bancshares, Inc.(c)	4,838	128,207
Stellar Bancorp, Inc.(c)	11,516	267,862
StepStone Group, Inc., Class A(c)	5,302	114,046
Stock Yards Bancorp, Inc.(c)	9,265	388,203
StoneX Group, Inc.(b)	5,570	447,215
Summit Financial Group, Inc.	2,426	46,240
Texas Capital Bancshares, Inc.(b)	5,507	260,481
Tompkins Financial Corp.(c)	3,291	172,119
Towne Bank(c)	16,760	389,502
TriCo Bancshares	11,837	385,413
TrustCo Bank Corp.	5,798	160,199
Trustmark Corp.	16,270	339,718
Two Harbors Investment Corp.(c)	5,953	74,055
UMB Financial Corp.	5,030	284,899
United Bankshares, Inc.	39,791	1,170,651
United Community Banks, Inc.(c)	26,867	607,463
United Fire Group, Inc.	6,964	149,587
Univest Financial Corp.	5,301	93,987
Valley National Bancorp(c)	69,759	514,821
Veritex Holdings, Inc.	4,528	78,199
Victory Capital Holdings, Inc., Class A	4,158	128,773
Virtus Investment Partners, Inc.	476	90,811
Walker & Dunlop, Inc.	1,192	87,242
Washington Federal, Inc.(c)	15,919	414,053
Washington Trust Bancorp, Inc.(c)	2,646	67,367
WesBanco, Inc.	17,713	427,592
Westamerica Bancorporation	7,438	281,380
WisdomTree, Inc.	15,856	107,821
WSFS Financial Corp.	10,244	342,559
		62,285,619
Health Care-8.07%
Addus HomeCare Corp.(b)	3,459	311,829
Alkermes PLC(b)	17,744	513,334

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
AMN Healthcare Services, Inc.(b)(c)	13,658	$1,296,964
Amphastar Pharmaceuticals, Inc.(b)	27,313	1,211,878
Amylyx Pharmaceuticals, Inc.(b)(c)	2,228	55,009
Atrion Corp.	431	224,275
Avanos Medical, Inc.(b)(c)	5,988	146,706
Catalyst Pharmaceuticals, Inc.(b)	16,698	192,862
Collegium Pharmaceutical, Inc.(b)	4,392	96,931
Corcept Therapeutics, Inc.(b)(c)	41,879	983,738
CorVel Corp.(b)	1,653	323,062
Cross Country Healthcare, Inc.(b)(c)	3,475	88,613
Embecta Corp.	6,825	188,848
Ensign Group, Inc. (The)	19,426	1,721,338
Glaukos Corp.(b)(c)	3,291	187,653
Haemonetics Corp.(b)	14,503	1,226,954
Halozyme Therapeutics, Inc.(b)	88,303	2,863,666
Harmony Biosciences Holdings, Inc.(b)	7,348	254,094
HealthEquity, Inc.(b)(c)	7,214	395,327
HealthStream, Inc.	8,141	187,406
Inari Medical, Inc.(b)(c)	4,128	249,331
Innoviva, Inc.(b)(c)	10,099	136,236
Inspire Medical Systems, Inc.(b)	845	247,154
Integer Holdings Corp.(b)(c)	2,546	208,416
Ironwood Pharmaceuticals, Inc.(b)	35,435	385,533
Lantheus Holdings, Inc.(b)	6,933	600,328
LeMaitre Vascular, Inc.	3,972	249,600
LivaNova PLC(b)	1,545	68,413
Medpace Holdings, Inc.(b)	6,528	1,351,100
Merit Medical Systems, Inc.(b)	16,536	1,362,566
National HealthCare Corp.(c)	4,031	244,682
National Research Corp.	3,934	176,637
NextGen Healthcare, Inc.(b)(c)	15,385	239,544
NuVasive, Inc.(b)	1,754	66,933
Option Care Health, Inc.(b)	11,662	321,288
Pacira BioSciences, Inc.(b)	3,590	136,528
Prestige Consumer Healthcare, Inc.(b)	7,953	455,150
Progyny, Inc.(b)(c)	2,291	85,340
Prothena Corp. PLC (Ireland)(b)(c)	1,225	81,377
PTC Therapeutics, Inc.(b)	3,285	137,871
Select Medical Holdings Corp.	7,004	191,699
Shockwave Medical, Inc.(b)	7,829	2,153,680
SIGA Technologies, Inc.(c)	11,763	65,990
Silk Road Medical, Inc.(b)(c)	1,367	41,270
Simulations Plus, Inc.	2,385	105,393
STAAR Surgical Co.(b)(c)	1,416	82,156
Supernus Pharmaceuticals, Inc.(b)	8,275	274,233
UFP Technologies, Inc.(b)	871	134,683
US Physical Therapy, Inc.(c)	1,318	134,634
Utah Medical Products, Inc.	1,452	135,747
Veradigm, Inc.(b)	10,436	122,936
Xencor, Inc.(b)	6,085	164,903
		22,881,838
Industrials-22.08%
AAON, Inc.	5,953	515,589
AAR Corp.(b)	5,194	260,271
ABM Industries, Inc.	10,131	447,385
Aerojet Rocketdyne Holdings, Inc.(b)	22,557	1,228,905
AeroVironment, Inc.(b)	3,644	340,386
AerSale Corp.(b)(c)	6,425	96,503
Air Transport Services Group, Inc.(b)	10,260	171,342
Alamo Group, Inc.	2,307	384,023
Albany International Corp., Class A	10,879	923,845
API Group Corp.(b)	8,238	186,179
	Shares	Value
Industrials-(continued)
Apogee Enterprises, Inc.	8,141	$300,484
Applied Industrial Technologies, Inc.	13,522	1,662,665
ArcBest Corp.	2,229	186,746
Arcosa, Inc.	6,254	410,638
Argan, Inc.(c)	5,591	226,156
ASGN, Inc.(b)	2,602	170,249
Atkore, Inc.(b)	5,425	633,477
AZZ, Inc.	1,957	68,319
Barnes Group, Inc.	6,493	255,500
Beacon Roofing Supply, Inc.(b)	9,628	615,614
Boise Cascade Co.	18,649	1,339,371
Brady Corp., Class A	15,845	755,490
Brink’s Co. (The)	5,751	382,614
Casella Waste Systems, Inc., Class A(b)	9,442	851,291
CBIZ, Inc.(b)(c)	27,226	1,372,735
Chart Industries, Inc.(b)	567	62,217
Comfort Systems USA, Inc.	7,696	1,138,854
Construction Partners, Inc., Class A(b)	4,107	113,641
CoreCivic, Inc.(b)	18,257	157,375
Covenant Logistics Group, Inc., Class A	4,745	181,117
CRA International, Inc.	3,331	308,684
CSG Systems International, Inc.	8,821	423,232
CSW Industrials, Inc.	4,367	618,891
Douglas Dynamics, Inc.	5,328	150,569
Dycom Industries, Inc.(b)(c)	2,326	235,926
Eagle Bulk Shipping, Inc.(c)	3,313	130,135
EMCOR Group, Inc.	28,564	4,708,490
Encore Wire Corp.(c)	9,795	1,603,148
Energy Recovery, Inc.(b)	10,948	260,672
Enerpac Tool Group Corp.	15,924	404,788
EnerSys	5,950	578,756
Ennis, Inc.	16,945	328,225
EnPro Industries, Inc.	3,036	306,879
ESCO Technologies, Inc.	10,010	900,900
ExlService Holdings, Inc.(b)	19,337	2,918,727
Exponent, Inc.	12,809	1,169,718
Federal Signal Corp.	18,078	957,953
Forward Air Corp.	9,754	948,772
Franklin Covey Co.(b)	4,242	156,615
Franklin Electric Co., Inc.	12,341	1,122,537
GATX Corp.	6,913	822,025
Genco Shipping & Trading Ltd.	7,439	92,318
GEO Group, Inc. (The)(b)(c)	26,620	198,585
Gibraltar Industries, Inc.(b)	3,919	204,964
GMS, Inc.(b)	3,220	203,923
Golden Ocean Group Ltd. (Norway)	28,066	198,146
Greenbrier Cos., Inc. (The)	2,803	76,157
Griffon Corp.	10,724	338,020
Healthcare Services Group, Inc.	9,828	132,776
Heartland Express, Inc.(c)	17,895	279,162
Helios Technologies, Inc.	1,496	73,977
Heritage-Crystal Clean, Inc.(b)	3,268	108,367
Hillenbrand, Inc.	10,711	513,807
HNI Corp.	3,914	99,807
Hub Group, Inc., Class A(b)	10,956	805,923
Huron Consulting Group, Inc.(b)(c)	6,133	498,490
ICF International, Inc.	3,365	376,846
Insperity, Inc.	8,555	947,210
Kadant, Inc.	1,809	343,203
Kelly Services, Inc., Class A	6,974	121,906
Kennametal, Inc.(c)	6,842	170,503
Kforce, Inc.(c)	4,064	234,046

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Korn Ferry	8,550	$401,850
Lindsay Corp.	3,882	457,300
Marten Transport Ltd.	36,151	764,594
Matson, Inc.	6,195	423,304
Matthews International Corp., Class A(c)	3,379	130,091
Maximus, Inc.(c)	8,622	698,037
McGrath RentCorp	7,557	671,137
Moog, Inc., Class A	6,697	651,015
MRC Global, Inc.(b)	7,711	67,009
Mueller Industries, Inc.(c)	37,886	2,813,414
Mueller Water Products, Inc., Class A	16,996	232,845
MYR Group, Inc.(b)	3,288	419,220
National Presto Industries, Inc.	1,505	112,183
NOW, Inc.(b)	20,372	181,107
NV5 Global, Inc.(b)(c)	2,604	235,974
Openlane, Inc.(b)(c)	6,924	103,998
Park Aerospace Corp.	6,503	85,189
Parsons Corp.(b)	9,793	437,649
PGT Innovations, Inc.(b)	4,204	104,553
Preformed Line Products Co.(c)	1,052	161,703
Quanex Building Products Corp.	10,871	228,400
RBC Bearings, Inc.(b)(c)	1,428	283,158
Resources Connection, Inc.	17,928	273,940
REV Group, Inc.	5,227	53,002
Rush Enterprises, Inc., Class A(c)	8,065	421,558
Saia, Inc.(b)(c)	3,091	878,339
Simpson Manufacturing Co., Inc.	4,732	559,275
SP Plus Corp.(b)(c)	4,325	157,473
SPX Technologies, Inc.(b)	11,108	848,207
Standex International Corp.(c)	3,254	443,162
Sterling Infrastructure, Inc.(b)	2,716	125,126
Tennant Co.	2,320	169,592
Terex Corp.	16,577	768,675
Textainer Group Holdings Ltd. (China)	2,642	93,712
Thermon Group Holdings, Inc.(b)	9,090	208,525
Titan Machinery, Inc.(b)	4,310	108,827
TriNet Group, Inc.(b)(c)	3,069	272,742
Trinity Industries, Inc.	13,385	283,093
Triton International Ltd. (Bermuda)	12,821	1,059,527
TrueBlue, Inc.(b)(c)	3,354	55,475
UFP Industries, Inc.	23,536	1,838,162
UniFirst Corp.	4,323	739,709
Universal Logistics Holdings, Inc.	3,459	91,836
V2X, Inc.(b)(c)	2,271	93,679
Verra Mobility Corp., Class A(b)	21,116	372,275
Wabash National Corp.(c)	18,604	436,264
Watts Water Technologies, Inc., Class A	6,453	1,022,478
Werner Enterprises, Inc.	17,464	767,019
Zurn Elkay Water Solutions Corp.	14,902	335,444
		62,653,605
Information Technology-11.88%
A10 Networks, Inc.	21,342	317,782
ACI Worldwide, Inc.(b)(c)	4,125	94,091
Adeia, Inc.	11,950	117,230
ADTRAN Holdings, Inc.	14,962	133,311
Advanced Energy Industries, Inc.	4,962	487,020
Agilysys, Inc.(b)	6,381	474,364
Alarm.com Holdings, Inc.(b)	1,418	71,212
Amkor Technology, Inc.	20,943	518,968
AppFolio, Inc., Class A(b)	3,279	469,389
Axcelis Technologies, Inc.(b)	9,748	1,535,797
Badger Meter, Inc.	14,470	1,994,979
	Shares	Value
Information Technology-(continued)
Belden, Inc.	12,470	$1,091,000
Benchmark Electronics, Inc.	5,105	120,529
Blackbaud, Inc.(b)(c)	1,201	88,105
Box, Inc., Class A(b)(c)	31,943	899,834
Calix, Inc.(b)	7,596	354,050
Clearfield, Inc.(b)(c)	3,060	119,677
Cohu, Inc.(b)	4,907	188,134
CommVault Systems, Inc.(b)	12,446	867,362
Consensus Cloud Solutions, Inc.(b)	9,223	336,178
CTS Corp.	13,869	633,397
Digi International, Inc.(b)(c)	6,106	219,511
Diodes, Inc.(b)	8,036	721,954
Envestnet, Inc.(b)	3,189	166,880
ePlus, Inc.(b)(c)	2,505	123,722
Extreme Networks, Inc.(b)	10,334	212,880
Fabrinet (Thailand)(b)(c)	14,106	1,597,081
Hackett Group, Inc. (The)(c)	14,622	283,521
Harmonic, Inc.(b)	30,216	532,104
Impinj, Inc.(b)(c)	801	81,974
Insight Enterprises, Inc.(b)	6,171	834,443
InterDigital, Inc.(c)	2,469	205,026
Itron, Inc.(b)	2,423	164,110
Knowles Corp.(b)	6,985	125,590
Kulicke & Soffa Industries, Inc. (Singapore)(c)	10,054	531,656
MACOM Technology Solutions Holdings, Inc.(b)	3,743	223,944
Methode Electronics, Inc.(c)	8,307	357,616
Model N, Inc.(b)(c)	6,569	209,683
N-able, Inc.(b)	6,027	85,583
Napco Security Technologies, Inc.(c)	8,351	310,574
NetScout Systems, Inc.(b)	23,414	714,595
Novanta, Inc.(b)(c)	2,551	422,446
Onto Innovation, Inc.(b)(c)	6,175	662,886
OSI Systems, Inc.(b)	3,035	361,195
PC Connection, Inc.	5,653	254,215
PDF Solutions, Inc.(b)	5,212	220,207
Photronics, Inc.(b)	13,436	285,246
Plexus Corp.(b)(c)	2,152	195,143
Power Integrations, Inc.	14,430	1,246,752
PowerSchool Holdings, Inc., Class A(b)	3,486	66,025
Progress Software Corp.	9,744	584,640
Qualys, Inc.(b)(c)	8,046	1,015,888
Rambus, Inc.(b)	58,533	3,743,771
Sanmina Corp.(b)	32,990	1,749,790
Silicon Laboratories, Inc.(b)(c)	2,054	288,936
SPS Commerce, Inc.(b)	8,306	1,294,075
Super Micro Computer, Inc.(b)	2,299	514,861
TTM Technologies, Inc.(b)	18,375	251,738
Verint Systems, Inc.(b)(c)	3,934	141,152
Viavi Solutions, Inc.(b)(c)	11,658	114,715
Vishay Intertechnology, Inc.	56,835	1,465,206
Vishay Precision Group, Inc.(b)(c)	3,492	121,941
Xerox Holdings Corp.	6,132	86,277
		33,701,961
Materials-5.08%
AdvanSix, Inc.	4,435	145,912
American Vanguard Corp.	17,511	298,738
ATI, Inc.(b)	13,039	450,889
Avient Corp.	2,327	84,936
Balchem Corp.	7,956	983,600
Cabot Corp.	22,323	1,528,679
Carpenter Technology Corp.	7,207	328,711
Chase Corp.(c)	1,056	124,186

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Commercial Metals Co.	46,919	$2,005,787
Compass Minerals International, Inc.	2,373	75,295
Ecovyst, Inc.(b)	8,284	83,171
FutureFuel Corp.	11,832	100,454
Greif, Inc., Class A	7,885	473,889
Greif, Inc., Class B(c)	2,274	159,066
H.B. Fuller Co.	9,598	604,098
Hawkins, Inc.	5,932	278,448
Hecla Mining Co.	25,842	137,738
Ingevity Corp.(b)	6,706	316,456
Innospec, Inc.	14,500	1,339,220
Kaiser Aluminum Corp.	3,321	200,588
Livent Corp.(b)(c)	8,957	206,459
Materion Corp.	1,318	132,248
Minerals Technologies, Inc.	2,674	148,701
Myers Industries, Inc.	13,650	255,255
O-I Glass, Inc.(b)	17,155	355,452
Orion Engineered Carbons S.A. (Germany)	6,692	155,187
Quaker Chemical Corp.(c)	1,360	258,142
Sensient Technologies Corp.	4,538	326,872
Stepan Co.	3,261	299,849
Summit Materials, Inc., Class A(b)	3,308	104,632
SunCoke Energy, Inc.	14,523	98,611
Sylvamo Corp.	11,730	462,397
TimkenSteel Corp.(b)(c)	7,788	132,630
Tredegar Corp.	7,341	51,607
TriMas Corp.	4,313	109,162
United States Lime & Minerals, Inc.	851	154,388
Warrior Met Coal, Inc.	23,935	784,589
Worthington Industries, Inc.	11,550	648,301
		14,404,343
Real Estate-6.08%
Acadia Realty Trust	6,425	82,690
Agree Realty Corp.	31,698	2,044,204
Alexander & Baldwin, Inc.	8,577	157,131
Alexander’s, Inc.(c)	1,095	179,755
American Assets Trust, Inc.	6,145	117,062
Apartment Investment & Management Co., Class A	33,150	268,847
Apple Hospitality REIT, Inc.	21,746	315,969
Armada Hoffler Properties, Inc.	9,808	108,280
Broadstone Net Lease, Inc.	22,691	355,795
BRT Apartments Corp.	4,734	86,916
CareTrust REIT, Inc.(c)	7,833	151,960
Community Healthcare Trust, Inc.(c)	2,673	87,674
Corporate Office Properties Trust	29,366	670,132
CTO Realty Growth, Inc.	8,264	131,728
Easterly Government Properties, Inc.	10,073	139,813
Elme Communities	7,067	106,782
Empire State Realty Trust, Inc., Class A(c)	14,179	87,484
Equity Commonwealth	29,340	600,003
Essential Properties Realty Trust, Inc.	8,264	197,758
Farmland Partners, Inc.(c)	14,334	162,691
Four Corners Property Trust, Inc.	23,647	607,728
FRP Holdings, Inc.(b)(c)	2,454	129,596
Getty Realty Corp.(c)	16,900	579,163
Global Net Lease, Inc.(c)	15,871	152,679
Independence Realty Trust, Inc.(c)	21,625	373,464
Kennedy-Wilson Holdings, Inc.(c)	17,821	274,978
Kite Realty Group Trust(c)	29,480	573,091
LTC Properties, Inc.	18,311	587,966
LXP Industrial Trust	48,205	498,440
	Shares	Value
Real Estate-(continued)
Marcus & Millichap, Inc.(c)	6,802	$199,639
National Health Investors, Inc.	9,324	485,874
NETSTREIT Corp.	8,981	156,718
Outfront Media, Inc.	6,839	97,934
Paramount Group, Inc.(c)	15,424	66,940
Phillips Edison & Co., Inc.(c)	29,021	841,899
Physicians Realty Trust(c)	34,875	476,393
PotlatchDeltic Corp.	24,091	1,120,954
Retail Opportunity Investments Corp.	12,819	156,392
RMR Group, Inc. (The), Class A	3,371	72,578
RPT Realty	12,059	112,390
Sabra Health Care REIT, Inc.	12,703	143,036
Saul Centers, Inc.	2,200	74,382
SITE Centers Corp.	23,439	279,393
St. Joe Co. (The)(c)	5,889	273,897
STAG Industrial, Inc.	24,417	849,712
Sunstone Hotel Investors, Inc.(c)	37,388	369,020
Tanger Factory Outlet Centers, Inc.(c)	8,534	173,838
Tejon Ranch Co.(b)(c)	5,334	90,145
Terreno Realty Corp.	9,872	605,450
UMH Properties, Inc.	5,935	90,271
Universal Health Realty Income Trust	3,572	156,025
Urban Edge Properties(c)	17,131	228,356
Urstadt Biddle Properties, Inc., Class A	7,312	141,487
Veris Residential, Inc.(b)	4,982	80,509
Whitestone REIT	9,532	83,691
		17,256,702
Utilities-5.04%
ALLETE, Inc.	13,850	825,044
American States Water Co.	7,321	650,251
Artesian Resources Corp., Class A	2,603	128,849
Avista Corp.	13,995	578,693
Black Hills Corp.	11,987	730,608
Brookfield Infrastructure Corp., Class A (Canada)(c)	21,313	982,529
California Water Service Group	7,905	449,874
Chesapeake Utilities Corp.	2,261	288,730
Clearway Energy, Inc., Class A	5,776	158,724
Clearway Energy, Inc., Class C	13,608	390,958
MGE Energy, Inc.	6,207	445,414
Middlesex Water Co.	2,236	181,921
New Jersey Resources Corp.	33,139	1,605,585
Northwest Natural Holding Co.	7,640	326,228
NorthWestern Corp.	12,381	700,641
ONE Gas, Inc.(c)	8,208	664,356
Ormat Technologies, Inc.(c)	10,545	897,379
Otter Tail Corp.(c)	6,657	494,016
PNM Resources, Inc.(c)	21,589	991,367
Portland General Electric Co.(c)	15,684	764,281
SJW Group	5,394	412,803
Southwest Gas Holdings, Inc.	8,514	498,324
Spire, Inc.(c)	12,109	781,878
Unitil Corp.	5,023	264,662
York Water Co. (The)	2,247	95,295
		14,308,410
Total Common Stocks & Other Equity Interests (Cost $304,130,296)		283,261,721

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $101,863)	101,863	$101,863
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $304,232,159)		283,363,584
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.51%
Invesco Private Government Fund, 5.10%(d)(e)(f)	12,316,121	12,316,121
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	31,681,682	$31,678,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,998,523)		43,994,634
TOTAL INVESTMENTS IN SECURITIES-115.39% (Cost $348,230,682)		327,358,218
OTHER ASSETS LESS LIABILITIES-(15.39)%		(43,666,210)
NET ASSETS-100.00%		$283,692,008

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$111,989	$(108,532)	$-	$(3,457)	$-	$4,038
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	4,902,839	(4,800,976)	-	-	101,863	2,628
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,736,131	61,128,257	(56,548,267)	-	-	12,316,121	345,540*
Invesco Private Prime Fund	20,588,018	150,245,817	(139,144,464)	(5,112)	(5,746)	31,678,513	927,327*
Total	$28,324,149	$216,388,902	$(200,602,239)	$(5,112)	$(9,203)	$44,096,497	$1,279,533

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$167,551,306	$-	$-	$167,551,306
Money Market Funds	-	3,154,857	-	3,154,857
Total Investments	$167,551,306	$3,154,857	$-	$170,706,163
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,770,125,308	$-	$172,345	$3,770,297,653
Money Market Funds	-	136,760,782	-	136,760,782
Total Investments	$3,770,125,308	$136,760,782	$172,345	$3,907,058,435
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$283,261,721	$-	$-	$283,261,721
Money Market Funds	101,863	43,994,634	-	44,096,497
Total Investments	$283,363,584	$43,994,634	$-	$327,358,218